RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details) - Jun. 30, 2015 - item	Total
Maximum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Floating rate debt as a percentage of total debt outstanding	25.00%
Foreign Exchange Risk
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Period to hedge a minimum level of foreign currency denominated earnings exposures	5 years
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	2.30%
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	4.00%
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Number of forms of stock-based compensation with equity price risk	1